Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]

Note 8 – Long-Term Debt

As of March 31, 2013, the Company has $1.1 million of 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) which are no longer convertible into common shares and which matured as of March 1, 2012; interest was payable semi-annually.  As part of the Company’s restructuring plan, the Company offered the holders of the Notes the right to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged.  The offer expired on October 31, 2011, but the Company continues to consider further exchanges of the Notes on the same terms as previously offered.  $9.0 million of the original $10.1 million of principal amount of the Notes have been exchanged, leaving $1.1 million outstanding.  Based on the payment schedule prior to the offer to exchange, the Company had not remitted the March 1, 2010 and 2011 and September 1, 2010 and 2011 semi-annual interest payments of $418,000 each and the March 1, 2012 semi-annual interest and principal payment of $1.4 million to the trustee.  The non-payments constituted an event of default under the Indenture governing the Notes.  The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment of principal, premium or interest shall be made on the Notes unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.  If the holder of Senior Indebtedness accelerates the due date at any time, then no payment may be made until the default is cured or waived.  The Notes are subordinate to all Senior Indebtedness of the Company.

As of March 31, 2013, the Company has $334,000 of 9½% Subordinated debentures due 2012 (the “Debentures”) which matured on December 1, 2012; interest was payable semi-annually.  As part of the Company’s restructuring plan, the Company offered the holders of the Debentures the right to receive $100, without accrued interest, for each $1,000 Debenture exchanged. The offer expired on October 31, 2011, but the Company continues to consider further exchanges of the Debentures on the same terms as previously offered. $723,000 of the original $1.1 million principal amount of the Debentures have been exchanged, leaving $334,000 outstanding. Based on the payment schedule prior to the offer to exchange, the Company had not remitted the December 1, 2009, 2010 and 2011 sinking fund payments of $106,000 each, the June 1, 2010, 2011 and 2012 and the December 1, 2010 and 2011 semi-annual interest payments of $50,000 each and the December 1, 2012 semi-annual interest and principal payment of $790,000 to the trustee. The non-payments constituted an event of default under the Indenture governing the Debentures. The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately. During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness. The failure to make the sinking fund and interest payments are events of default under the Credit Agreement since it involves indebtedness over $500,000. The Credit Agreement was repaid in June 2013, see Note 14 – Subsequent Events. The Debentures are subordinate to all Senior Indebtedness of the Company.

The Company had a bank Credit Agreement, as amended, which provided for a revolving loan of up to $700,000, based on eligible accounts receivable and inventory, at a variable rate of interest of Prime plus 2.00%, (5.25% at March 31, 2013), which was due to mature on March 31, 2013. Subsequent to the end of the quarter, the Company paid off the revolving loan in full and the Credit Agreement has been satisfied. As of March 31, 2013, the Company has drawn $700,000 against the revolving loan facility, leaving none available for additional borrowing. The Credit Agreement required an annual facility fee on the unused commitment of 0.25%, and required compliance with certain financial covenants, as defined in the Credit Agreement, which included a senior debt coverage ratio of not less than 1.75 to 1.00, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures. As of December 31, 2012, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $6.5 million ($2.7 million at December 31, 2012) which the senior lender waived. In addition, the senior lender has waived the defaults on the Notes and the Debentures. In addition, the senior lender has waived the default of non-payment of certain pension plan contributions. The amounts outstanding under the Credit Agreement were collateralized by all of the Digital display assets.

The Company has a $498,000 mortgage on its facility located in Des Moines, Iowa at a fixed rate of interest of 6.50% payable in monthly installments, which matures March 1, 2015 and requires a compensating balance of $200,000.

13.  Long-Term Debt

Long-term debt consists of the following:

In thousands	2012	2011
8¼% Limited convertible senior subordinated notes due 2012	$1,096	$1,153
9½% Subordinated debentures due 2012	334	339
Revolving loan – bank secured	1,000	500
Real estate mortgage – secured, due in monthly installments through 2015	512	565
Long-term debt, including current portion	2,942	2,557
Less portion due within one year	2,487	2,045
Long-term debt	$ 455	$ 512

Payments of long-term debt due for the next five years are:
In thousands	2013	2014	2015	2016	2017
Long-term debt due	$2,487	$61	$394	$ -	$ -
	.

The Company has $1.1 million of 8¼% Limited convertible senior subordinated notes due 2012 (the “Notes”) which are no longer convertible into common shares and which matured as of March 1, 2012; interest was payable semi-annually. As part of the Company’s restructuring plan, the Company offered the holders of the Notes the right to receive $225, without accrued interest, plus 250 shares of the Company’s Common Stock for each $1,000 Note exchanged. The offer expired on October 31, 2011, but the Company continues to consider further exchanges of the Notes on the same terms as previously offered. $9.0 million of the original $10.1 million of principal amount of the Notes have been exchanged, leaving $1.1 million outstanding.  Based on the payment schedule prior to the offer to exchange, the Company had not remitted the March 1, 2010 and 2011 and September 1, 2010 and 2011 semi-annual interest payments of $418,000 each and the March 1, 2012 semi-annual interest and principal payment of $1.4 million to the trustee.  The non-payments constituted an event of default under the Indenture governing the Notes.  The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Notes outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment of principal, premium or interest shall be made on the Notes unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness.  If the holder of Senior Indebtedness accelerates the due date at any time, then no payment may be made until the default is cured or waived.  The Notes are subordinate to all Senior Indebtedness of the Company.

The Company has $334,000 of 9½% Subordinated debentures due 2012 (the “Debentures”) which matured on December 1, 2012; interest was payable semi-annually.  As part of the Company’s restructuring plan, the Company offered the holders of the Debentures the right to receive $100, without accrued interest, for each $1,000 Debenture exchanged.  The offer expired on October 31, 2011, but the Company continues to consider further exchanges of the Debentures on the same terms as previously offered.  $723,000 of the original $1.1 million principal amount of the Debentures have been exchanged, leaving $334,000 outstanding.  Based on the payment schedule prior to the offer to exchange, the Company had not remitted the December 1, 2009, 2010 and 2011 sinking fund payments of $106,000 each, the June 1, 2010, 2011 and 2012 and the December 1, 2010 and 2011 semi-annual interest payments of $50,000 each and the December 1, 2012 semi-annual interest and principal payment of $790,000 to the trustee.  The non-payments constituted an event of default under the Indenture governing the Debentures.  The trustee, by notice to the Company, or the holders of 25% of the principal amount of the Debentures outstanding, by notice to the Company and the trustee, may declare the outstanding principal plus interest due and payable immediately.  During the continuation of any event which, with notice or lapse of time or both, would constitute a default under any agreement under which Senior Indebtedness is issued, if the effect of such default is to cause or permit the holder of Senior Indebtedness to become due prior to its stated maturity, no payment (including any required sinking fund payments) of principal, premium or interest shall be made on the Debentures unless and until such default shall have been remedied, if written notice of such default has been given to the trustee by the Company or the holder of Senior Indebtedness. The failure to make the sinking fund and interest payments are events of default under the Credit Agreement since it involves indebtedness over $500,000.  The Credit Agreement was repaid in June 2013, see Note 21 – Subsequent Events. The Debentures are subordinate to all Senior Indebtedness of the Company.

As part of the Company’s restructuring plan, the Company recorded gains of $60,000 in the six months ended June 30, 2012 ($0.00 per share, basic and diluted) and $8.8 million ($3.21 per share, basic and diluted) in the year ended December 31, 2011, on debt extinguishment of principal and accrued interest on the Notes and Debentures that were exchanged.

As of December 31, 2012, the Company had a bank Credit Agreement, as amended, which provided for a revolving loan of up to $1.0 million, based on eligible accounts receivable, at a variable rate of interest of Prime plus 2.00%, (5.25% at December 31, 2012), which was due to mature on January 1, 2013.  Subsequent to the end of the year, the Company paid off the revolving loan in full and the Credit Agreement has been satisfied. As of December 31, 2012, the Company had drawn $1.0 million against the revolving loan facility, leaving none available for additional borrowing.  The Credit Agreement required an annual facility fee on the unused commitment of 0.25%, and required compliance with certain financial covenants, as defined in the Credit Agreement, which included a senior debt coverage ratio of not less than 1.75 to 1.00, a loan-to-value ratio of not more than 50% and a $1.0 million quarterly cap on capital expenditures.  As of December 31, 2012, the Company was in compliance with the foregoing financial covenants, but was not in compliance with the minimum tangible net worth ratio of not less than $6.5 million ($2.7 million at December 31, 2012) which the senior lender waived.  In addition, the senior lender has waived the defaults on the Notes and the Debentures.  In addition, the senior lender has waived the default of non-payment of certain pension plan contributions. The amounts outstanding under the Credit Agreement were collateralized by all of the Digital display assets.

The Company has a $512,000 mortgage on its facility located in Des Moines, Iowa at a fixed rate of interest of 6.50% payable in monthly installments, which matures March 1, 2015 and requires a compensating balance of $200,000.

On June 17, 2011, the Company entered into a subscription agreement for a private placement consisting of $650,000 of 4.00% secured notes of the Company pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 promulgated thereunder.  In connection with the purchase of these notes, the subscriber received a five-year warrant to purchase 1,000,000 shares of the Company’s Common Stock at an exercise price of $0.10 per share.  The financing was collateralized by the land held for sale located in Silver City, New Mexico, which has been sold, and the notes have been satisfied.